Consolidated Statements of Operations and Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues (note 6)	$ 1,291,714	$ 4,931,834	$ 7,972,929
Cost of revenues	104,600	22,860	175,138
Gross margin	1,187,114	4,908,974	7,797,791
Expenses:
Research and development	2,927,551	3,112,225	3,351,742
Sales and marketing	1,664,996	1,783,211	1,448,000
General and administrative	2,058,702	1,888,908	2,326,380
Depreciation	62,967	65,788	75,559
Operating Expenses, Total	6,714,216	6,850,132	7,201,681
Income (loss) before the undernoted:	(5,527,102)	(1,941,158)	596,110
Foreign exchange gain (loss)	(31,662)	190,448	1,253,375
Interest income, net	22,169	57,277	61,314
Other income (note 6)	0	3,560,707	0
Net income (loss) for the year and comprehensive net income (loss)	$ (5,536,595)	$ 1,867,274	$ 1,910,799
Basic and diluted earnings (loss) per share (note 8) (in dollars per share)	$ (0.13)	$ 0.04	$ 0.04
Weighted average common shares outstanding (in shares)	42,587,632	45,029,121	47,191,669
Weighted average fully diluted common shares outstanding (in shares)	42,587,632	45,029,121	47,295,515